Audited Consolidated Balance Sheet as of December 31, 2018 and Unaudited Interim Condensed Consolidated Balance Sheet as of September 30, 2019 - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalent	$ 24,678	$ 3,889
Advances to suppliers	5,201	1,209
Due from related parties		481
Prepaid expenses and other current assets	362	292
Total current assets	30,241	5,871
Noncurrent assets:
Property and equipment, net	217	282
Operating lease right-of-use assets	2,704
Other noncurrent asset	978	910
Total noncurrent assets	3,899	1,192
Total assets	34,140	7,063
Current liabilities:
Accounts payable	1,948	9,586
Accrued expenses	4,790	5,495
Current portion of operating lease liabilities	542
Other current liabilities	1,089	1,364
Total current liabilities	8,369	16,445
Noncurrent liabilities:
Long-term loans	1,399
Operating lease liabilities	2,091
Total noncurrent liabilities	3,490
Total liabilities	11,859	16,445
Equity (Deficit):
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 23,184,612 and 25,964,190 shares issued and outstanding as of December 31, 2018 and September 30, 2019, respectively)	3	2
Additional paid-in capital	223,019	170,950
Accumulated deficit	(202,772)	(178,760)
Accumulated other comprehensive income	225	42
Total BeyondSpring Inc.’s shareholder’s (deficit) equity	20,475	(7,766)
Noncontrolling interests	1,806	(1,616)
Total (deficit) equity	22,281	(9,382)
Total liabilities and (deficit) equity	$ 34,140	$ 7,063